John Hancock Money Market Fund

SUMMARY PROSPECTUS 8-1-14

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 8-1-14, and most recent financial highlights information included in the shareholder report, dated 3-31-14, are incorporated by reference into this summary prospectus.

Class A: JHMXX	Class B: TSMXX	Class C: JMCXX

Investment objective

To seek the maximum current income that is consistent with maintaining liquidity and preserving capital.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Information about eligibility for waivers of the contingent deferred sales charges applicable to Class B and Class C shares is available from your financial representative and on page 12 of the prospectus under "CDSC waivers" or pages 43 to 45 of the fund's statement of additional information under "Waiver of contingent deferred sales charge."

Shareholder fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum front-end sales charge (load) on purchases, as a % of purchase price	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	5.00%	1.00%
Small account fee (for fund account balances under $1,000)	$20	$20	$20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class B	Class C
Management fee	0.50		0.50	0.50
Distribution and service (Rule 12b-1) fees	0.25		1.00	1.00
Other expenses [1]	0.23		0.23	0.23
Total annual fund operating expenses	0.98		1.73	1.73
Contractual expense reimbursement [2]	–0.20	[3]	–0.10	–0.10
Total annual fund operating expenses after expense reimbursements	0.78		1.63	1.63
[1]	"Other expenses" have been restated to reflect current transfer agency and service fees.
[2]

The advisor has contractually agreed to limit the maximum annual rate of its management fee to 0.40% of the fund's average daily net assets. The current expense limitation agreement expires on July 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[3]

The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A shares. The current waiver agreement expires on July 31, 2015, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A	Class B		Class C
Shares		Sold	Kept	Sold	Kept
1 year	80	666	166	266	166
3 years	292	835	535	535	535
5 years	522	1,129	929	929	929
10 years	1,183	1,834	1,834	2,033	2,033

John Hancock Money Market Fund

Principal investment strategies

The fund invests only in U.S. dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. These securities may be issued by:

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U.S. and foreign companies;

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U.S. and foreign banks;

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U.S. and foreign governments;

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U.S. agencies, states, and municipalities; and

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international organizations such as the World Bank and the International Monetary Fund.

The fund may also invest in repurchase agreements based on these securities.

The fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Unlike the fund's dollar-weighted average maturity, the fund's dollar-weighted average life is calculated without reference to the reset dates of variable rate debt obligations held by the fund. The fund does not invest in securities with remaining maturities of more than 13 months (in the case of securities in the highest rating category for short-term debt obligations assigned by nationally recognized statistical rating organizations (or unrated equivalents)) or 45 days (in the case of securities in the second-highest rating category (or unrated equivalents)) (second tier securities). The fund may not invest more than 3% of its total assets in second tier securities or more than 0.50% of its total assets in second tier securities of a single issuer.

The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An "illiquid security" is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund.

In managing the fund, the subadvisor searches aggressively for the best values on securities that meet the fund's credit and maturity requirements. The subadvisor tends to favor corporate securities and looks for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.

Principal risks

The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund's shares could go down in price, meaning that you could lose money by investing in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Many factors influence a mutual fund's performance.

On July 23, 2014, the Securities and Exchange Commission (SEC) adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules and forms related to money market funds that will affect the manner in which the fund and other money market funds are structured and operated. Money market funds must comply with the rule amendments in various stages over the next two years. As of the date of this prospectus, the fund has not undertaken to make any changes in its structure or operations in connection with the rule amendments. The precise nature of the effect that such amendments will have on the fund's structure and operations has not yet been determined.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income paid by the fund's investments.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to adverse political and economic developments.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Past performance

Calendar year and average annual total returns. The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday, between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns—Class A (%)

Year-to-date total return. The fund's total return for the six months ended June 30, 2014, was 0.00%.

Best quarter: Q3 '07, 1.15%

Worst quarter: Q4 '13, 0.00%

Average annual total returns (%)	1 year	5 year	10 year
As of 12-31-13
Class A	0.00	0.01	1.36
Class B	0.00	0.00	1.00
Class C	0.00	0.00	1.00

Yield information

For the fund's 7-day effective yield, call 800-225-5291.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares of the fund is $1,000, except for group investments, which is $250. There are no subsequent investment requirements. Purchases of Class B shares are closed to new and existing investors except by exchange from Class B shares of another John Hancock fund or through dividend and/or capital gains reinvestment. Class C shares are closed to new investors, except by exchange from Class C shares of another John Hancock fund, through dividend and/or capital gains reinvestment, or by purchase through certain retirement plans. You may redeem shares of the fund on any business day through our website, jhinvestments.com; by mail, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or by telephone, 800-225-5291.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

© 2014 JOHN HANCOCK FUNDS, LLC 440SP 8-1-14 SEC file number: 811-02485